SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Operating Segments [Abstract]
Profit / (loss) before tax from continuing operations	$ 204	$ 204	[1]	$ 20	$ 417	[1],[2]
Depreciation	420	375	[1]	780	752	[1]
Amortization	87	75	[1]	173	141	[1]
Impairment (loss) / reversal	14	3	[1]	486	5	[1]
Gain / (loss) on disposal of non-current assets	(9)	0	[1]	(18)	4	[1]
(Gain) / loss on disposal of subsidiaries	31	0	[1]	32	0	[1]
Finance costs	222	157	[1]	399	321	[1]
Finance income	(7)	(3)	[1]	(13)	(5)	[1]
Other non-operating gain / (loss)	12	(2)	[1]	(1)	(7)	[1]
Net foreign exchange (gain) / loss	(61)	(1)	[1]	(172)	(12)	[1],[2]
Adjusted EBITDA	$ 913	$ 808		$ 1,686	$ 1,616

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).